Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
OPERATING LEASES

NOTE 6—OPERATING LEASES

The following was included in our unaudited condensed consolidated balance sheet at September 30, 2023 and December 31, 2022 (in thousands):

	September 30,	December 31,
	2023	2022

Operating lease right-of-use assets	$9,172	$11,688

Lease liabilities, current portion	1,945	3,726
Lease liabilities, long-term	7,919	9,013

Total operating lease liabilities	$9,864	$12,739

Weighted-average remaining lease term (months)	77	73

Weighted average discount rate	3.9%	3.9%

Operating lease expense for the three and nine months ended September 30, 2023 and 2022, was $1.3 million and $3.2 million, respectively.

As of September 30, 2023, maturities of operating lease liabilities were as follows, in thousands:

Years Ending December 31,	Amount
2023 – Remainder of year	$948
2024	1,808
2025	1,489
2026	1,532
2027	1,284
Thereafter	4,158

Total	11,219
Less: imputed interest	(1,355)

Total operating lease liabilities	$9,864

Finance Leases

The Company has three finance leases. At September 30, 2023, the total amount due on these leases was $0.3 million.

NOTE 12— LEASES

Operating Leases

On April 5, 2019, the Company entered into a lease agreement with S.H.J., L.L.C for its prior principal office in Ballwin, Missouri. The lease is for a term of five years and provides for a base rent of $45,000 per month. In addition, the Company is responsible for all taxes and insurance premiums during the lease term. The lease agreement contains customary events of default, representations, warranties, and covenants. In June 2021, the Company abandoned the building leased from S.H.J., L.L.C. In connection with the abandonment of this Right of Use asset, the Company recognized an abandonment loss of $1.4 million. The Company remains obligated on the lease until April 4, 2024.

On May 31, 2019, YF Logistics entered into a sublease agreement with Dynamic Marketing, Inc. (“DMI”) for its warehouse space in Hamilton, NJ. The initial term of the sublease was for a period commencing on June 1, 2019 and terminating on April 30, 2020, with automatic renewals for successive one year terms until the earlier of (i) termination by either upon thirty days’ prior written notice or (ii) April 30, 2024. The sublease provides for a base rent equal to 71.43% of the base rent paid by DMI under its lease for the premises, plus 71.43% of any taxes, operating expenses, additional charges or any other amounts due by DMI, for a total of $56,250 per month. The initial ROU asset and liability associated with this lease is $3.0 million.

On January 13, 2021, the Company entered into a lease agreement with Westgate 200, LLC, which was amended on March 31, 2021, for its new principal office and showroom in St. Charles, Missouri. The lease terminates on April 30, 2027, with two options to renew for additional five year periods. The base rent is $20,977 per month until September 30, 2021, and increases to $31,465 per month until April 30, 2022, after which time the base rent increases at approximately 2.5% per year thereafter. The Company must also pay its 43.4% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises. The lease contains customary events of default. The initial ROU asset and liability associated with this lease is $2.0 million.

On June 2, 2021, 1 Stop entered into a new lease agreement with 1870 Bath Ave. LLC, a related party, for the premises located at 1870 Bath Avenue, Brooklyn, NY. The lease is for a term of ten years and provides for a base rent of $74,263 per month during the first year with annual increases to $96,896 during the last year of the term. 1 Stop is also responsible for all property taxes, insurance costs and the utilities used on the premises. The lease contains customary events of default. This lease replaces the prior lease entered into between the parties on September 1, 2018. The initial ROU asset and liability associated with this lease is $8.4 million.

On June 2, 2021, Joe’s Appliances entered into a new lease agreement with 7812 5th Ave Realty LLC, a related party, for the premises located at 7812 5th Avenue, Brooklyn, NY. The lease is for a term of ten years and provides for a base rent of $6,365 per month during the first year with annual increases to $8,305 during the last year of the term. Joe’s Appliances is also responsible for all property taxes, insurance costs and the utilities used on the premises. The lease contains customary events of default. This lease replaces the prior lease entered into between the parties on September 1, 2018. The initial ROU asset and liability associated with this lease is $0.7 million.

On July 29, 2021, AC Gallery entered into a lease agreement with Tom’s Flooring, LLC for the showroom and warehouse located in Largo, Florida. The lease is for a term of four months commencing on September 1, 2021 and ending on December 31, 2021 and provides for a case rent of $6,500 per month. AC Gallery must also pay its one-third pro rata portion of the common area maintenance charges, utilities and sales taxes. The lease contains customary events of default. The lease is short term and therefore not recorded as a right of use asset and liability.

On September 9, 2021, the Company entered into a warehouse agreement for a new warehouse in Somerset, NJ. The warehouse agreement is for a term of 26 months commencing on October 1, 2021 and ending November 29, 2023, unless the master lease for the premises is terminated earlier. The monthly storage fee is $136,274 for the first year, $140,362 for the second year, and $144,573 for the last two months. The Company also paid a security deposit of $272,549. The lease agreement contains customary events of default, representations, warranties, and covenants. The initial ROU and liability associated with this operating lease is $3.4 million.

The following was included in our consolidated balance sheet as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021

Operating lease right-of-use assets	$11,688	$14,937

Lease liabilities, current portion	3,726	3,628
Lease liabilities, long-term	9,013	12,739

Total operating lease liabilities	$12,739	$16,367

Weighted-average remaining lease term (months)	73	77

Weighted average discount rate	3.9%	4.0%

Operating lease expense was $3.8 million and $1.8 million for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, maturities of operating lease liabilities were as follows, in thousands:

Year Ending December 31,	Amount

2023	$4,175
2024	1,808
2025	1,489
2026	1,531
2027	1,284
Thereafter	4,159
Total	14,446
Less: imputed interest	(1,707)

Total operating lease liabilities	$12,739

Finance Leases

The Company has three finance leases, acquired in the acquisition of Appliances Connection. At December 31, 2022, the total amount due on these leases was $0.34 million.

Future minimum principal payments on our finance leases payable as of December 31, 2022, are as follows (in thousands):

Year Ending December 31,	Amount

2023	$125
2024	109
2025	107
2026	21
Total future minimum payments	362
Less: debt discount	(25)
Total	337

Total current portion of finance leases, net	$112
Total finance leases, net of current portion	$225